Cover	May 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2024
Entity File Number	001-42099
Entity Registrant Name	Armlogi Holding Corp.
Entity Central Index Key	0001972529
Entity Tax Identification Number	92-0483179
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6201 Fairview Road
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28210
City Area Code	888
Local Phone Number	691-2911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BTOC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false